Reconciliation of the differences between basic and diluted earnings per share (Tables)	12 Months Ended
Mar. 31, 2014
Schedule of Earnings Per Share Reconciliation

The tables below set forth a reconciliation of the differences between basic and diluted income attributable to Nidec Corporation per share for the years ended March 31, 2012, 2013 and 2014.

	Yen in millions	Thousands of shares	Yen
	Net income (loss) attributable to Nidec Corporation	Weighted- average shares	Net income (loss) attributable to Nidec Corporation per share
For the year ended March 31, 2012:
Basic net income attributable to Nidec Corporation per share:
Income from continuing operations attributable to Nidec Corporation	¥46,242	274,981	¥168.16
Loss on discontinued operations attributable to Nidec Corporation	(5,511)	274,981	(20.04)
Net income attributable to Nidec Corporation	40,731	274,981	148.12

Effect of dilutive securities:
Zero coupon convertible bonds	(55)	18,821
Diluted net income attributable to Nidec Corporation per share:
Income from continuing operations attributable to Nidec Corporation	46,187	293,802	157.20
Loss on discontinued operations attributable to Nidec Corporation	(5,511)	293,802	(18.75)
Net income attributable to Nidec Corporation	¥40,676	293,802	¥138.45

For the year ended March 31, 2013:
Basic net income attributable to Nidec Corporation per share:
Net income attributable to Nidec Corporation	¥7,986	269,429	¥29.64

Effect of dilutive securities:
Zero coupon convertible bonds	(61)	18,821
Diluted net income attributable to Nidec Corporation per share:
Net income attributable to Nidec Corporation	¥7,925	288,250	¥27.49

	Yen in millions	Thousands of shares	Yen
	Net income (loss) attributable to Nidec Corporation	Weighted- average shares	Net income (loss) attributable to Nidec Corporation per share
For the year ended March 31, 2014:
Basic net income attributable to Nidec Corporation per share:
Net income attributable to Nidec Corporation	¥56,404	272,078	¥207.31

Effect of dilutive securities:
Zero coupon convertible bonds	(64)	18,400
Diluted net income attributable to Nidec Corporation per share:
Net income attributable to Nidec Corporation	¥56,340	290,478	¥193.96